Document and Entity Information	Jan. 09, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	East Resources Acquisition Co
Amendment Flag	false
Entity Central Index Key	0001814287
Document Type	8-K
Document Period End Date	Jan. 09, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-39403
Entity Tax Identification Number	85-1210472
Entity Address, Address Line One	7777 NW Beacon Square Boulevard
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	(561)
Local Phone Number	826-3620
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-half of one warrant
Trading Symbol	ERESU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 pershare
Trading Symbol	ERES
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 1150 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	ERESW
Security Exchange Name	NASDAQ